2. BASIS OF PREPARATION (Details 3) - BRL (R$) R$ in Millions					12 Months Ended
		Apr. 30, 2021	Jan. 02, 2019		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
BasisOfPreparationLineItems [Line Items]
NET INCOME FOR THE YEAR		R$ 2,864			R$ 2,865	R$ 3,194	[1]	R$ 1,764	[1]
OTHER COMPREHENSIVE INCOME
COMPREHENSIVE INCOME FOR THE YEAR					2,858
Total of comprehensive income for the year attributed to:
Equity holders of the parent					2,857
Non-controlling interests					1
COMPREHENSIVE INCOME FOR THE YEAR					R$ 2,858
As presented [member]
BasisOfPreparationLineItems [Line Items]
NET INCOME FOR THE YEAR			R$ 1,742			3,128		1,742
OTHER COMPREHENSIVE INCOME
Items not to be reclassified to profit or loss in subsequent periods						(1,055)		(463)
COMPREHENSIVE INCOME FOR THE YEAR						2,073		1,279
Total of comprehensive income for the year attributed to:
Equity holders of the parent						2,072		1,237
Non-controlling interests						1		42
COMPREHENSIVE INCOME FOR THE YEAR						2,073		1,279
Adjustment [member]
BasisOfPreparationLineItems [Line Items]
NET INCOME FOR THE YEAR			22			65		22
OTHER COMPREHENSIVE INCOME
Items not to be reclassified to profit or loss in subsequent periods
COMPREHENSIVE INCOME FOR THE YEAR						67		22
Total of comprehensive income for the year attributed to:
Equity holders of the parent						66		22
Non-controlling interests
COMPREHENSIVE INCOME FOR THE YEAR						67		22
Restated [member]
BasisOfPreparationLineItems [Line Items]
NET INCOME FOR THE YEAR			R$ 1,764	[1]		3,195	[2]	1,764	[2]
OTHER COMPREHENSIVE INCOME
Items not to be reclassified to profit or loss in subsequent periods						(1,055)		(463)
COMPREHENSIVE INCOME FOR THE YEAR	[2]					2,140		1,301
Total of comprehensive income for the year attributed to:
Equity holders of the parent	[2]					2,139		1,259
Non-controlling interests	[2]					1		42
COMPREHENSIVE INCOME FOR THE YEAR	[2]					R$ 2,140		R$ 1,301

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8